Taxes on Income (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ISRAEL USD ($)	Dec. 31, 2012 ISRAEL ILS	Dec. 31, 2011 UNITED STATES	Dec. 31, 2012 UNITED STATES USD ($)
Income Taxes [Line Items]
Corporate income tax rate	25.00%
Net operating loss carry forwards				51,300		$ 5,974
Range of years for expiration of operating loss carry forwards					expire between 2017 and 2032
Change in valuation allowance	2,587	2,982
Gross unrecognized tax benefits	600
Operating loss carryforwards potentially limited by ownership change			$ 1,500